Income Tax - Schedule of Reconciliation of the Tax Expense Applicable to Loss Before Tax at the Statutory Rate to the Tax Expense at the Effective Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Tax Expense Applicable to Loss Before Tax at the Statutory Rate to the Tax Expense at the Effective Tax Rate [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%